DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS [Abstract]
Disposal Groups, Including Discontinued Operations
The operating results from discontinued operations included in the Company’s consolidated statements of comprehensive income (loss) were as follows for the years ended December 31, 2015, 2016 and 2017.

	For years ended December 31,
	2015	2016	2017 (Note c)
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$50,944	$47,328	$-
Cost of revenues (including share-based compensation of nil, $181 and $6 for 2015, 2016 and 2017, respectively)	(13,767)	(12,719)	(6)
Selling, research and development, and general and administrative expenses (including share-based compensation of nil, $3,793 and $383 for 2015, 2016 and 2017, respectively)	(19,452)	(23,823)	(383)
Other income and expenses that are not major	2,662	1,956	-
Income/(loss) from the operations of the discontinued operations, before income taxes (Note a)	20,387	12,742	(389)
Income tax expenses (Note b)	(4,286)	(2,492)	-
Net income/(loss) from the operations of discontinued operations, before share of income on equity method investments	16,101	10,250	(389)
Share of income on equity method investments	54	195	-
Income /(loss) from the operations of the discontinued operations, net of income taxes	16,155	10,445	(389)
Gain from disposal of discontinued operations, net of income taxes	-	43,190	-

Income/(loss) from discontinued operations, net of income taxes	$16,155	$53,635	$(389)

Net income/(loss) from discontinued operations attributable to China Digital TV Holding Co., Ltd.	$16,155	$52,644	$(389)

a.
Income/(loss) from the operations of discontinued operations, before income taxes, attributable to China Digital TV Holding Co., Ltd. was income of $20,387, $11,750 for the years ended December 31, 2015 and 2016, respectively, and loss of $389 for the year ended December 31, 2017.

b.
Golden Benefit incurred withholding income tax expense relating to retained earnings of Beijing Super TV at a 10% income tax rate. This withholding tax expense is included as income tax expenses for the discontinued operations at the amount of $1,608 and $2,045 for the years ended December 31, 2015 and 2016, respectively.

c.
Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.

The condensed cash flows of Super TV were as follows for the years ended December 31, 2015, 2016 and 2017:

	For years ended December 31,
	2015	2016	2017
Net cash provided by operating activities	$22,847	$18,278	$-
Net cash provided /(used in) by investing activities	2,507	(206)	-
Net cash provided by financing activities	-	5,015	-
Effect of exchange rate changes on cash and cash equivalents	(1,752)	(2,041)	-